Jun. 09, 2023
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF

STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF

NASDAQ Ticker: HNDL

(the "Fund")

June 9, 2023

The information in this Supplement amends certain information contained in the Fund’s Summary Prospectus and Prospectus, each dated September 1, 2022, as revised September 8, 2022.

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The following information replaces the second sentence of the eighth paragraph under the sections of the Fund’s Summary Prospectus and Prospectus entitled “FUND SUMMARY: STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF – Principal Investment Strategy” and the second sentence of the seventh paragraph under the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS - PRINCIPAL INVESTMENT STRATEGIES - Strategy Shares Nasdaq 7HANDL™ Index ETF”:

“The Fund will typically invest 90% of its assets in the Index’s component securities and hold 10% of its assets in cash and cash equivalents, including money market mutual funds and treasury securities, as collateral for the Fund’s 40% total return swap (measured as a percent of the Fund’s portfolio) on the Base Index.”

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and the Statement of Additional Information, each dated September 1, 2022, as revised September 8, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-4SS-ETFS (855-477-3837) or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

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